                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number: 811-08876
                                   ---------

                             Senior Debt Portfolio
                             ---------------------
              (Exact Name of Registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                   (Address of Principal Executive Offices)

                                Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                   (Name and Address of Agent for Services)

                                (617) 482-8260
                                --------------
                        (Registrant's Telephone Number)

                               November 30, 2003
                            -----------------------
                            Date of Fiscal Year End

                                 May 31, 2003
                           ------------------------
                           Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

INVESTMENT ADVISER OF SENIOR DEBT PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

SENIOR DEBT PORTFOLIO AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

SENIOR, FLOATING RATE
INTERESTS -- 87.1%(1)

PRINCIPAL
AMOUNT                BORROWER/TRANCHE DESCRIPTION                 VALUE
-----------------------------------------------------------------------------

Advertising -- 0.9%
------------------------------------------------------------------------------
                 LAMAR MEDIA CORP.
$   31,750,000   Term loan, maturing June 30, 2010              $   31,785,719
------------------------------------------------------------------------------
                                                                $   31,785,719
------------------------------------------------------------------------------

Aerospace & Defense -- 1.1%
------------------------------------------------------------------------------
                 ALLIANCE IMAGING, INC.
$   19,855,532   Term loan, maturing April 20, 2009             $   19,920,063
                 TRANSDIGM HOLDING COMPANY
     1,513,818   Term loan, maturing May 15, 2006                    1,525,172
     4,228,457   Term loan, maturing May 15, 2007                    4,260,170
                 UNITED DEFENSE INDUSTRIES, INC.
    15,366,328   Term loan, maturing June 30, 2009                  15,400,626
------------------------------------------------------------------------------
                                                                $   41,106,031
------------------------------------------------------------------------------

Air Freight & Couriers -- 0.3%
------------------------------------------------------------------------------
                 PIEDMONT
$    4,680,432   Term loan, maturing July 23, 2006              $    4,633,627
     4,680,442   Term loan, maturing July 23, 2007                   4,633,638
------------------------------------------------------------------------------
                                                                $    9,267,265
------------------------------------------------------------------------------

Auto Components -- 5.4%
------------------------------------------------------------------------------
                 ACCURIDE CORPORATION
$      551,133   Term loan, maturing January 21, 2005           $      531,843
    19,611,719   Term loan, maturing January 21, 2006               18,778,221
     5,520,000   Term loan, maturing January 21, 2007                5,347,500
                 AMERICAN AXLE & MANUFACTURING, INC.
    12,749,365   Term loan, maturing April 30, 2006                 12,739,625
                 COLLINS & AIKMAN
     1,308,652   Term loan, maturing December 31, 2004               1,298,837
     7,318,045   Term loan, maturing December 31, 2005               7,306,615
                 DURA OPERATING CORP.
     1,496,231   Term loan, maturing March 31, 2007                  1,495,296
                 EXIDE CORPORATION
    10,000,000   DIP loan, maturing February 15, 2004                9,850,000
     6,910,178   Revolving loan, maturing March 18, 2005*            3,956,077
     1,583,621   Term loan, maturing March 18, 2005*                   906,623
    13,834,226   Term loan, maturing March 18, 2006*                 7,885,509
                 FEDERAL-MOGUL CORPORATION
     9,934,845   Revolving loan, maturing February 24, 2004          9,885,171
     3,731,418   Term loan, maturing February 24, 2004               2,912,838
     6,000,000   Term loan, maturing February 24, 2005               4,728,000
    15,351,062   Term loan, maturing February 24, 2006              15,274,306
                 HAYES LEMMERZ INTERNATIONAL, INC.
     1,887,958   Revolving loan, maturing June 16, 2005*             1,604,764
        80,150   Term loan, maturing June 16, 2005*                     68,127
     4,317,500   Term loan, maturing June 16, 2006*                  3,662,678
                 J.L. FRENCH AUTOMOTIVE CASTINGS, INC.
     7,367,866   Term loan, maturing November 30, 2006               6,884,349
                 KEYSTONE AUTOMOTIVE OPERATIONS, INC.
    10,618,129   Term loan, maturing March 31, 2006                 10,538,493
                 METALDYNE, INC.
    16,978,750   Term loan, maturing December 31, 2009              15,867,168
                 SAFELITE GLASS CORP.
     1,962,801   Term loan, maturing June 30, 2008                   1,933,359
     3,152,174   Term loan, maturing June 30, 2009                   3,104,891
                 STANADYNE AUTOMOTIVE CORPORATION
     5,770,818   Term loan, maturing December 10, 2004               5,592,877
                 TENNECO AUTOMOTIVE
     2,953,593   Term loan, maturing December 31, 2007               2,875,651
     2,953,593   Term loan, maturing December 31, 2008               2,881,395
                 THE GOODYEAR TIRE & RUBBER COMPANY
     9,000,000   Term loan, maturing March 31, 2006                  8,730,000
                 TRW AUTOMOTIVE HOLDINGS CORP.
     1,800,000   Term loan, maturing February 28, 2010               1,796,251
    24,400,000   Term loan, maturing February 28, 2011              24,495,868
------------------------------------------------------------------------------
                                                                $  192,932,332
------------------------------------------------------------------------------

Broadcast Media -- 4.2%
------------------------------------------------------------------------------
                 BLOCK COMMUNICATIONS
$    4,251,990   Term loan, maturing November 30, 2009          $    4,267,935
                 CANWEST MEDIA, INC.
    23,901,074   Term loan, maturing May 15, 2008                   23,980,999
    14,932,478   Term loan, maturing May 15, 2009                   14,982,412
                 CITADEL COMMUNICATIONS CORP.
       832,000   Term loan, maturing March 31, 2006                    832,000
     7,822,222   Term loan, maturing December 31, 2008               7,847,644
                 COMCORP BROADCASTING, INC.
     2,594,933   Term loan, maturing June 30, 2007                   2,504,111
                 CUMULUS MEDIA, INC.
     7,400,000   Term loan, maturing March 28, 2010                  7,429,289
                 DISCOVERY COMMUNICATIONS, INC.
    13,400,000   Term loan, maturing December 31, 2005              12,931,000
                 EMMIS COMMUNICATION CORPORATION
     6,775,370   Term loan, maturing August 31, 2009                 6,791,706
                 GRAY TELEVISION, INC.
     3,000,000   Term loan, maturing December 31, 2010               3,019,125
                 LIN TELEVISION CORP.
     2,500,000   Term loan, maturing December 31, 2007               2,505,000
                 NEXSTAR FINANCE, LLC
     2,000,000   Term loan, maturing December 31, 2010               2,005,693
                 PAXSON COMMUNICATIONS CORPORATION
     7,616,875   Term loan, maturing June 30, 2006                   7,588,312
                 RADIO ONE, INC.
     9,367,708   Term loan, maturing June 30, 2007                   9,180,354
                 SINCLAIR BROADCAST GROUP, INC.
    20,400,000   Term loan, maturing December 31, 2009              20,435,516
                 SUSQUEHANNA MEDIA CO.
    21,047,350   Term loan, maturing June 30, 2008                  21,126,278
                 WHITE KNIGHT BROADCASTING, INC.
     2,566,864   Term loan, maturing June 30, 2007                   2,477,023
------------------------------------------------------------------------------
                                                                $  149,904,397
------------------------------------------------------------------------------

Cable Television -- 6.4%
------------------------------------------------------------------------------
                 ADELPHIA
$    2,650,000   DIP loan, maturing June 25, 2004               $    2,659,938
                 BRESNAN COMMUNICATIONS, LLC
     4,500,000   Term loan, maturing September 30, 2010              4,434,376
                 CENTURY CABLE HOLDINGS, LLC
     5,600,000   Term loan, maturing June 30, 2009                   4,639,998
     3,200,000   Term loan, maturing December 31, 2009               2,634,400
                 CHARTER COMMUNICATIONS OPERATING, LLC.
     6,666,667   Term loan, maturing March 18, 2007                  5,977,087
     3,927,663   Term loan, maturing September 18, 2008              3,615,634
                 CHARTER COMMUNICATIONS VI
    13,466,250   Term loan, maturing March 18, 2008                 11,710,830
                 CHARTER COMMUNICATIONS VIII
    15,707,404   Term loan, maturing February 2, 2008               14,405,936
                 CLASSIC CABLE, INC.
     5,022,984   Term loan, maturing January 16, 2008                4,596,031
    11,341,601   Term loan, maturing January 16, 2009               10,377,565
                 CSG SYSTEMS INTL, INC.
     6,575,833   Term loan, maturing December 31, 2007               6,419,657
                 DIRECTTV HOLDINGS, LLC
    20,000,000   Term loan, maturing March 6, 2010                  20,146,260
                 FALCON HOLDING GROUP, L.P.
     1,940,299   Revolving loan, maturing December 31, 2005          1,649,254
     9,295,238   Term loan, maturing June 30, 2007                   8,226,286
    16,744,721   Term loan, maturing December 31, 2007              14,986,525
                 FRONTIERVISION OPERATING PARTNERS, L.P.
     1,666,667   Revolving loan, maturing March 31, 2005             1,572,222
    13,386,316   Term loan, maturing March 31, 2006                 12,583,137
                 HILTON HEAD COMMUNICATIONS
    60,348,750   Term loan, maturing May 15, 2007                   47,856,559
                 INSIGHT MIDWEST HOLDINGS, LLC
     9,600,000   Term loan, maturing December 31, 2009               9,571,334
                 MEDIACOM SOUTHEAST
     3,233,333   Revolving loan, maturing March 31, 2008             3,205,042
     5,952,513   Term loan, maturing September 30, 2008              5,803,700
                 OLYMPUS CABLE HOLDINGS, LLC
     2,000,000   Term loan, maturing September 30, 2009              1,742,142
     1,000,000   Term loan, maturing September 30, 2010                889,250
                 RCN CORPORATION
    10,250,625   Term loan, maturing June 30, 2007                   8,341,446
                 VIDEOTRON LTEE
    20,406,948   Term loan, maturing December 1, 2009               20,253,896
------------------------------------------------------------------------------
                                                                $  228,298,505
------------------------------------------------------------------------------

Casinos & Gaming -- 3.3%
------------------------------------------------------------------------------
                 ALLIANCE GAMING CORPORATION
$   18,562,500   Term loan, maturing November 30, 2006          $   18,659,174
                 ARGOSY GAMING COMPANY
     9,825,000   Term loan, maturing June 30, 2008                   9,882,309
                 AZTAR CORPORATION
    15,111,739   Term loan, maturing June 30, 2005                  15,102,295
                 BOYD GAMING CORPORATION
     7,195,625   Term loan, maturing June 24, 2008                   7,215,413
                 ISLE OF CAPRI CASINOS
    10,395,000   Term loan, maturing April 25, 2008                 10,435,603
                 MANDALAY RESORT GROUP
    18,731,844   Term loan, maturing August 18, 2006                18,564,044
                 MARINA DISTRICT FINANCE COMPANY
     5,264,633   Term loan, maturing December 31, 2007               5,259,700
                 MGM MIRAGE
     4,275,000   Revolving loan, maturing April 10, 2005             4,196,182
                 MOHEGAN TRIBAL GAMING AUTHORITY
     3,150,000   Term loan, maturing March 31, 2008                  3,142,125
                 PARK PLACE ENTERTAINMENT CORPORATION
     7,805,347   Revolving loan, maturing December 31, 2003          7,678,510
                 PINNACLE ENTERTAINMENT, INC.
     6,750,000   Term loan, maturing May 15, 2008                    6,771,094
                 VENETIAN CASINO RESORT, LLC/LAS VEGAS SANDS, INC.
     1,000,000   Term loan, maturing June 4, 2007                      992,188
     8,926,275   Term loan, maturing June 4, 2008                    8,991,365
------------------------------------------------------------------------------
                                                                $  116,890,002
------------------------------------------------------------------------------

Chemicals -- 5.8%
------------------------------------------------------------------------------
                 AOC,LLC.
$   20,410,528   Term loan, maturing September 30, 2006         $   20,206,423
                 ARTEVA B.V. (KOSA)
     2,940,134   Term loan, maturing December 31, 2005               2,822,528
    18,155,598   Term loan, maturing December 31, 2006              18,008,084
                 AVECIA INVESTMENTS LIMITED
     2,696,378   Term loan, maturing June 30, 2007                   2,655,932
     5,933,799   Term loan, maturing June 30, 2008                   5,844,792
                 CP KELCO U.S., INC.
     8,133,765   Term loan, maturing March 31, 2008                  8,069,370
     2,723,741   Term loan, maturing September 30, 2008              2,702,178
                 FOAMEX L.P.
       886,266   Term loan, maturing June 30, 2005                     829,766
       805,699   Term loan, maturing June 30, 2006                     754,335
     1,278,318   Term loan, maturing June 30, 2007                   1,196,825
                 GEO SPECIALTY CHEMICALS, INC.
     4,596,429   Term loan, maturing December 31, 2007               4,240,205
                 GEORGIA GULF CORPORATION
     8,986,400   Term loan, maturing May 12, 2009                    9,031,332
                 GGP/HOMART
    13,158,938   Term loan, maturing November 25, 2003              13,134,265
                 HUNTSMAN INT'L
     1,925,349   Term loan, maturing June 3, 2006                    1,890,052
    14,405,658   Term loan, maturing June 30, 2007                  14,384,050
    14,406,269   Term loan, maturing June 30, 2008                  14,394,268
                 HUNTSMAN LLC
    11,434,420   Term loan, maturing March 31, 2007                 10,395,797
     5,485,201   Term loan, maturing March 31, 2008                  4,986,964
                 IMC GLOBAL, INC.
       666,667   Revolving loan, maturing May 31, 2005                 626,667
    10,505,842   Term loan, maturing November 17, 2006              10,533,199
                 MESSER GRIESHAM GMBH
    10,924,711   Term loan, maturing April 30, 2009                 10,995,262
    10,240,105   Term loan, maturing April 30, 2010                 10,306,236
                 MILLENIUM CHEMICALS INC.
     1,648,804   Term loan, maturing June 30, 2006                   1,653,957
                 NOVEON
    10,835,000   Term loan, maturing September 30, 2008             10,874,667
                 POLYMER GROUP, INC.
    28,307,730   Term loan, maturing December 31, 2006              26,595,112
------------------------------------------------------------------------------
                                                                $  207,132,266
------------------------------------------------------------------------------

Coal -- 0.3%
------------------------------------------------------------------------------
                 ARCH WESTERN RESOURCES, LLC.
$    6,000,000   Term loan, maturing April 30, 2008             $    6,018,750
                 PEABODY ENERGY CORPORATION
     4,050,000   Term loan, maturing March 21, 2010                  4,078,856
------------------------------------------------------------------------------
                                                                $   10,097,606
------------------------------------------------------------------------------

Commercial Services -- 4.1%
------------------------------------------------------------------------------
                 ADVANSTAR COMMUNICATIONS INC.
$    4,275,000   Term loan, maturing November 17, 2006          $    4,018,500
    19,144,286   Term loan, maturing November 17, 2007              18,362,567
                 AMERICAN MARKETING INDUSTRIES, INC.
     3,534,986   Term loan, maturing November 30, 2003*                 91,945
     4,213,132   Term loan, maturing November 30, 2004*                109,583
     4,319,263   Term loan, maturing November 30, 2005*                111,019
     3,547,576   Term loan, maturing November 30, 2006*                 92,272
                 ANTHONY CRANE RENTAL, L.P.
    22,696,333   Term loan, maturing July 20, 2006                  12,596,465
                 COINMACH LAUNDRY CORPORATION
     2,087,304   Term loan, maturing July 25, 2008                   2,082,086
     9,310,000   Term loan, maturing July 25, 2009                   9,336,766
                 CORRECTIONS CORPORATION OF AMERICA
    12,291,662   Term loan, maturing May 31, 2008                   12,346,975
                 ENVIRONMENTAL SYSTEMS PRODUCTS HLDGS, INC.
     7,659,723   Term loan, maturing December 31, 2004               7,046,944
     8,586,971   Term loan, maturing December 31, 2004               8,343,676
                 GATE GOURMET BORROWER LLC
     7,550,000   Term loan, maturing December 31, 2008               6,983,750
                 IDENTITY NOW HOLDINGS, LLC
     5,510,233   Term loan, maturing November 30, 2006               5,510,233
                 METOKOTE CORPORATION
     5,075,765   Term loan, maturing November 2, 2005                4,996,456
                 MSX INTERNATIONAL, INC.
    16,486,559   Term loan, maturing December 31, 2006              14,837,903
                 PANAVISION INTERNATIONAL, L.P.
       656,364   Revolving loan, maturing March 31, 2004               603,855
       189,913   Term loan, maturing March 31, 2004                    174,720
    21,418,595   Term loan, maturing March 31, 2005                 19,633,719
                 VOLUME SERVICES, INC.
    20,249,947   Term loan, maturing June 30, 2003                  20,098,072
------------------------------------------------------------------------------
                                                                $  147,377,506
------------------------------------------------------------------------------

Communications Equipment -- 0.4%
------------------------------------------------------------------------------
                 AMPHENOL CORPORATION
$    5,785,000   Term loan, maturing May 6, 2010                $    5,820,722
                 SUPERIOR TELECOM, INC.
     2,247,973   Revolving loan, maturing November 27, 2005*           681,965
     3,323,162   Term loan, maturing November 27, 2005*              1,038,099
    22,181,718   Term loan, maturing November 27, 2006*              6,929,188
                 TELEX COMMUNICATIONS, INC.
     1,245,654   Term loan, maturing November 6, 2004                1,146,002
------------------------------------------------------------------------------
                                                                $   15,615,976
------------------------------------------------------------------------------

Construction Materials -- 0.4%
------------------------------------------------------------------------------
                 FORMICA CORPORATION
$    1,381,240   Revolving loan, maturing May 1, 2004           $    1,212,038
       465,826   Term loan, maturing May 1, 2004                       408,763
     8,793,297   Term loan, maturing April 30, 2006                  7,979,917
                 NCI BUILDING SYSTEMS, INC.
     1,481,013   Term loan, maturing July 31, 2008                   1,486,566
                 TRUSEAL TECHNOLOGIES, INC.
     3,894,500   Term loan, maturing July 1, 2004                    3,894,500
                 U.S. AGGREGATES, INC.
     1,581,061   Term loan, maturing March 31, 2006*                   679,856
------------------------------------------------------------------------------
                                                                $   15,661,640
------------------------------------------------------------------------------

Containers & Packaging - Metal & Glass -- 0.8%
------------------------------------------------------------------------------
                 IMPRESS METAL PACKAGING HOLDINGS B.V.
$    9,894,092   Term loan, maturing December 31, 2006          $    9,795,151
                 SILGAN HOLDINGS INC.
    18,118,724   Term loan, maturing December 31, 2008              18,133,817
------------------------------------------------------------------------------
                                                                $   27,928,968
------------------------------------------------------------------------------

Containers & Packaging - Paper -- 2.8%
------------------------------------------------------------------------------
                 BLUE RIDGE PAPER PRODUCTS, INC.
$    2,551,801   Revolving loan, maturing March 31, 2005        $    2,424,210
       518,587   Term loan, maturing March 31, 2005                    492,658
     9,980,607   Term loan, maturing March 31, 2006                  9,731,092
                 GRAPHIC PACKAGING CORPORATION
     1,883,750   Term loan, maturing February 28, 2009               1,889,637
                 GREIF BROS. CORPORATION
     3,458,813   Term loan, maturing August 31, 2008                 3,461,407
                 IMPAXX, INC.
     1,432,324   Term loan, maturing December 31, 2005                 916,688
     5,192,761   Term loan, maturing December 31, 2006               3,323,367
                 JEFFERSON SMURFIT CORPORATION
       618,182   Revolving loan, maturing March 31, 2005               594,227
     5,141,715   Term loan, maturing March 31, 2007                  5,109,415
                 PACKAGING DYNAMICS, LLC.
    16,199,583   Term loan, maturing November 20, 2008              16,159,084
                 PORT TOWNSEND PAPER CORPORATION
     7,203,000   Term loan, maturing March 16, 2007                  6,698,790
                 PRINTPACK HOLDINGS, INC.
     5,940,038   Term loan, maturing April 30, 2009                  5,959,836
                 RIVERWOOD INTERNATIONAL CORPORATION
       466,667   Revolving loan, maturing December 31, 2005            464,917
    25,740,000   Term loan, maturing March 31, 2007                 25,740,000
                 STONE CONTAINER CORPORATION
    15,649,557   Term loan, maturing June 30, 2009                  15,577,429
     2,886,903   Term loan, maturing December 31, 2009               2,876,377
------------------------------------------------------------------------------
                                                                $  101,419,134
------------------------------------------------------------------------------

Containers & Packaging - Plastics -- 1.1%
------------------------------------------------------------------------------
                 BERRY PLASTICS CORPORATION
$    5,458,750   Term loan, maturing June 30, 2010              $    5,486,044
                 CONSOLIDATED CONTAINER HOLDINGS LLC
    14,012,264   Term loan, maturing June 30, 2007                  12,825,607
                 CROWN CORK & SEAL COMPANY, INC.
    10,225,000   Term loan, maturing September 15, 2008             10,262,066
                 TEKNI-PLEX, INC.
     9,949,845   Term loan, maturing June 30, 2008                   9,791,274
------------------------------------------------------------------------------
                                                                $   38,364,991
------------------------------------------------------------------------------

Educational Services -- 0.9%
------------------------------------------------------------------------------
                 JOSTENS, INC.
$    6,618,561   Term loan, maturing December 31, 2009          $    6,632,347
                 KINDERCARE LEARNING CENTERS, INC.
     1,473,333   Revolving loan, maturing February 13, 2005          1,414,400
     6,346,480   Term loan, maturing February 13, 2006               6,171,952
                 KNOWLEDGE LEARNING CORPORATION
     5,200,000   Term loan, maturing May 15, 2010                    5,154,500
                 WEEKLY READER CORPORATION
    14,201,596   Term loan, maturing September 30, 2007             13,917,564
------------------------------------------------------------------------------
                                                                $   33,290,763
------------------------------------------------------------------------------

Electronic Equipment & Instruments -- 0.3%
------------------------------------------------------------------------------
                 JUNO LIGHTING, INC.
$    6,521,186   Term loan, maturing November 30, 2006          $    6,504,883
                 KNOWLES ELECTRONICS, INC.
     6,461,434   Term loan, maturing June 29, 2007                   6,009,134
------------------------------------------------------------------------------
                                                                $   12,514,017
------------------------------------------------------------------------------

Entertainment -- 2.7%
------------------------------------------------------------------------------
                 AMF BOWLING WORLDWIDE, INC.
$    1,953,125   Term loan, maturing February 28, 2008          $    1,953,939
                 AMFAC RESORTS, INC.
     8,931,488   Term loan, maturing September 30, 2003              8,909,159
     8,931,488   Term loan, maturing September 30, 2004              8,909,159
                 BLOCKBUSTER ENTERTAINMENT CORP.
       911,538   Revolving loan, maturing July 1, 2004                 902,651
    19,399,242   Term loan, maturing July 1, 2004                   19,302,246
                 HOLLYWOOD ENTERTAINMENT CORPORATION
     3,237,500   Term loan, maturing March 31, 2008                  3,242,897
                 METRO-GOLDWYN-MAYER STUDIOS INC.
     5,000,000   Term loan, maturing June 11, 2007                   4,968,750
    27,000,000   Term loan, maturing June 11, 2008                  26,978,913
                 SIX FLAGS THEME PARKS INC.
     5,430,833   Revolving loan, maturing June 30, 2008              5,267,908
    15,515,000   Term loan, maturing June 30, 2009                  15,430,955
------------------------------------------------------------------------------
                                                                $   95,866,577
------------------------------------------------------------------------------

Environmental Services -- 0.8%
------------------------------------------------------------------------------
                 ALLIED WASTE INDUSTRIES, INC.
$    3,207,143   Term loan, maturing January 15, 2010           $    3,229,192
    19,242,857   Term loan, maturing July 15, 2010                  19,381,175
                 CASELLA WASTE SYSTEMS, INC.
     5,900,000   Term loan, maturing January 24, 2010                5,934,108
                 INTERNATIONAL TECHNOLOGY CORPORATION
    12,717,743   Term loan, maturing June 11, 2004*                  1,081,008
------------------------------------------------------------------------------
                                                                $   29,625,483
------------------------------------------------------------------------------

Food, Beverages & Tobacco -- 2.6%
------------------------------------------------------------------------------
                 AMERICAN SEAFOOD HOLDINGS INC.
$    1,481,246   Term loan, maturing September 30, 2007         $    1,474,457
     5,019,638   Term loan, maturing March 31, 2009                  5,037,679
                 AURORA FOODS, INC.
     1,994,286   Revolving loan, maturing September 30, 2005         1,769,929
     3,511,689   Term loan, maturing September 30, 2006              3,252,702
     2,582,684   Term loan, maturing March 31, 2007                  2,383,817
     3,410,231   Term loan, maturing September 30, 2007              3,142,528
                 COTT CORPORATION
       673,000   Term loan, maturing December 31, 2006                 675,524
                 DEAN FOODS COMPANY
     3,993,750   Term loan, maturing July 15, 2007                   3,986,262
    16,115,047   Term loan, maturing July 15, 2008                  16,149,839
                 DEL MONTE CORPORATION
     6,733,456   Term loan, maturing December 20, 2010               6,809,207
                 DR. PEPPER/SEVEN UP BOTTLING GROUP, INC.
     2,181,899   Term loan, maturing October 7, 2007                 2,150,874
                 EAGLE FAMILY FOODS, INC.
     5,241,522   Term loan, maturing December 31, 2005               4,861,512
                 INTERSTATE BRANDS CORPORATIONS
     4,125,000   Term loan, maturing July 19, 2006                   4,063,125
    11,544,375   Term loan, maturing July 19, 2007                  11,505,413
     5,947,538   Term loan, maturing July 19, 2008                   5,910,364
                 MICHAEL FOODS, INC.
     1,632,368   Term loan, maturing March 30, 2008                  1,641,890
                 NUTRA SWEET
     3,274,528   Term loan, maturing June 30, 2007                   3,264,977
     3,451,000   Term loan, maturing June 30, 2008                   2,803,938
                 SOUTHERN WINE & Spirits of America, Inc.
    12,406,250   Term loan, maturing June 28, 2008                  12,441,149
------------------------------------------------------------------------------
                                                                $   93,325,186
------------------------------------------------------------------------------

Funeral Service -- 0.4%
------------------------------------------------------------------------------
                 CORNERSTONE FAMILY SERVICES, INC.
$    8,480,522   Term loan, maturing March 31, 2007             $    7,293,249
                 PRIME SUCCESSION, INC.
    14,242,033   Term loan, maturing August 1, 2003*                 6,693,755
------------------------------------------------------------------------------
                                                                $   13,987,004
------------------------------------------------------------------------------

Health Care - Equipment & Supplies -- 0.8%
------------------------------------------------------------------------------
                 ADVANCE MEDICAL OPTICS, INC.
$    3,917,813   Term loan, maturing June 30, 2008              $    3,931,282
                 CIRCON CORPORATION
     2,472,428   Term loan, maturing October 31, 2006                2,320,542
                 CONMED CORPORATION
     4,477,500   Term loan, maturing December 31, 2007               4,484,964
                 FISHER SCIENTIFIC INTERNATIONAL, LLC
     7,125,000   Term loan, maturing March 31, 2010                  7,162,406
                 LEINER HEALTH PRODUCTS INC.
     7,549,651   Term loan, maturing March 31, 2004                  6,992,864
                 MAXXIM MEDICAL, INC.
     4,174,264   Term loan, maturing October 31, 2007*                 626,140
     4,174,264   Term loan, maturing October 31, 2008*                 626,140
                 NUTRAMAX PRODUCTS, INC.
       329,191   Note claim, maturing July 3, 2003                     329,191
                 SYBRON DENTAL MANAGEMENT
     3,402,782   Term loan, maturing June 6, 2009                    3,416,819
------------------------------------------------------------------------------
                                                                $   29,890,348
------------------------------------------------------------------------------

Health Care - Providers & Services -- 4.1%
------------------------------------------------------------------------------
                 ALLIANCE IMAGING, INC.
$    9,398,601   Term loan, maturing June 10, 2008              $    9,064,951
                 AMERISOURCE BERGEN CORPORATION
    13,050,000   Term loan, maturing March 31, 2005                 12,886,875
                 CAREMARK RX, INC.
     7,518,853   Term loan, maturing March 31, 2006                  7,523,553
                 COMMUNITY HEALTH SYSTEMS, INC.
    34,327,500   Term loan, maturing July 5, 2010                   34,255,103
                 CONCENTRA MANAGED CARE, INC.
     6,601,600   Term loan, maturing December 31, 2005               6,502,576
     5,806,301   Term loan, maturing December 31, 2006               5,719,206
                 DAVITA, INC.
    11,837,418   Term loan, maturing March 31, 2009                 11,868,491
                 EXPRESS SCRIPTS, INC.
     2,916,667   Term loan, maturing March 31, 2008                  2,918,490
                 FHC HEALTH SYSTEMS, INC.
     5,483,274   Term loan, maturing April 30, 2005                  5,209,110
     5,483,274   Term loan, maturing April 30, 2006                  5,209,110
                 FRESENIUS MEDICAL CARE HOLDINGS, INC.
    14,650,000   Term loan, maturing February 21, 2010              14,688,149
                 MAGELLAN HEALTH SERVICES, INC.
     2,165,148   Term loan, maturing February 12, 2005               2,042,455
     2,165,148   Term loan, maturing February 12, 2006               2,042,455
                 MEDIQ/PRN LIFE SUPPORT SERVICES, INC.
    13,083,175   Term loan, maturing May 29, 2006                   11,905,689
                 TEAM HEALTH
     5,237,670   Term loan, maturing October 31, 2007                5,090,360
     3,807,593   Term loan, maturing October 31, 2008                3,731,441
                 TRIAD HOSPITALS HOLDINGS, INC.
     7,385,365   Term loan, maturing March 31, 2008                  7,434,463
------------------------------------------------------------------------------
                                                                $  148,092,477
------------------------------------------------------------------------------

Hotels -- 0.7%
------------------------------------------------------------------------------
                 EXTENDED STAY AMERICA
$   15,308,694   Term loan, maturing December 31, 2007          $   15,260,854
                 WYNDHAM INTERNATIONAL, INC.
     4,616,654   Term loan, maturing June 30, 2004                   3,861,504
     8,898,439   Term loan, maturing June 30, 2006                   7,214,410
------------------------------------------------------------------------------
                                                                $   26,336,768
------------------------------------------------------------------------------

Household Furnish & Appliances -- 1.2%
------------------------------------------------------------------------------
                 GOODMAN MANUFACTURING COMPANY, L.P.
$    1,019,970   Term loan, maturing September 30, 2003         $    1,017,420
    10,871,654   Term loan, maturing July 31, 2005                  10,895,441
                 SEALY MATTRESS COMPANY
     4,353,513   Term loan, maturing December 15, 2004               4,328,481
     6,344,758   Term loan, maturing December 15, 2005               6,305,104
     8,288,581   Term loan, maturing December 15, 2006               8,236,777
                 SIMMONS COMPANY
     3,232,212   Term loan, maturing October 30, 2005                3,245,681
     4,506,689   Term loan, maturing October 30, 2006                4,529,223
                 THE BOYDS COLLECTION, LTD.
     2,889,518   Term loan, maturing April 21, 2005                  2,831,728
------------------------------------------------------------------------------
                                                                $   41,389,855
------------------------------------------------------------------------------

Household Products -- 2.0%
------------------------------------------------------------------------------
                 CENTRAL GARDEN & PET COMPANY
$    2,500,000   Term loan, maturing May 19, 2009               $    2,513,282
                 CHURCH & DWIGHT CO. INC.
     7,195,625   Term loan, maturing September 30, 2007              7,240,598
                 RAYOVAC CORPORATION
    10,098,734   Term loan, maturing September 30, 2009             10,117,669
                 SAMSONITE CORPORATION
    17,966,570   Term loan, maturing June 24, 2006                  16,529,244
                 THE IMPERIAL DECOR HOME GROUP, INC.
     1,417,283   Medium term note, maturing April 4, 2006              708,642
                 THE SCOTTS COMPANY
    12,743,116   Term loan, maturing December 31, 2007              12,799,657
                 UNITED INDUSTRIES CORPORATION
    12,108,273   Term loan, maturing January 20, 2006               12,130,976
                 WERNER HOLDING CO.
     6,304,120   Term loan, maturing November 30, 2004               6,281,791
     4,160,557   Term loan, maturing November 30, 2005               4,147,555
------------------------------------------------------------------------------
                                                                $   72,469,414
------------------------------------------------------------------------------

  Insurance -- 0.3%
------------------------------------------------------------------------------
                 HILB, ROGAL AND HAMILTON COMPANY
$    6,203,125   Term loan, maturing June 30, 2007              $    6,230,264
                 WILLIS CORROON CORPORATION
     3,552,186   Term loan, maturing February 19, 2007               3,527,765
------------------------------------------------------------------------------
                                                                $    9,758,029
------------------------------------------------------------------------------

Leisure -- 0.9%
------------------------------------------------------------------------------
                 NEW ENGLAND SPORTS VENTURES, LLC
$   32,000,000   Term loan, maturing February 28, 2005          $   32,000,000
------------------------------------------------------------------------------
                                                                $   32,000,000
------------------------------------------------------------------------------

Leisure Equipment & Products -- 0.3%
------------------------------------------------------------------------------
                 BELL SPORTS, INC.
$   12,458,248   Term loan, maturing March 30, 2007             $   10,838,675
------------------------------------------------------------------------------
                                                                $   10,838,675
------------------------------------------------------------------------------

Machinery -- 1.3%
------------------------------------------------------------------------------
                 FLOWSERVE CORPORATION
$    4,917,650   Term loan, maturing June 30, 2007              $    4,882,306
    15,938,469   Term loan, maturing June 30, 2009                  15,966,139
                 REXNORD CORPORATION
     5,861,111   Term loan, maturing November 30, 2009               5,909,952
                 TEREX CORPORATION
     6,589,657   Term loan, maturing June 30, 2009                   6,439,624
                 THE MANITOWOC COMPANY
    10,119,750   Term loan, maturing June 30, 2007                  10,143,784
                 THERMADYNE HOLDINGS CORPORATION
     3,754,742   Term loan, maturing March 31, 2008                  3,754,742
------------------------------------------------------------------------------
                                                                $   47,096,547
------------------------------------------------------------------------------

Manufacturing -- 6.0%
------------------------------------------------------------------------------
                 ADVANCED GLASSFIBER YARNS LLC
$   14,054,014   Term loan, maturing September 30, 2005*        $    6,254,036
                 AMSCAN HOLDINGS, INC.
     2,000,000   Term loan, maturing June 15, 2007                   2,000,000
                 CHART INDUSTRIES, INC.
    18,519,645   Term loan, maturing March 31, 2006*                14,260,126
                 CITATION CORPORATION
    12,815,244   Term loan, maturing December 1, 2007               10,604,615
                 DAYTON SUPERIOR CORPORATION
     1,310,906   Term loan, maturing September 29, 2005              1,199,479
                 DRESSER, INC.
     3,273,158   Term loan, maturing March 31, 2007                  3,285,141
                 GENTEK, INC.
    16,580,232   Term loan, maturing April 30, 2007                  9,823,787
     6,457,890   Term loan, maturing April 30, 2008                  3,823,071
                 INGRAM INDUSTRIES, INC.
     7,263,489   Term loan, maturing June 30, 2008                   7,245,331
                 JOAN FABRICS CORPORATION
        12,534   Term loan, maturing September 30, 2004                 11,970
     2,107,627   Term loan, maturing June 30, 2005                   2,044,398
     1,313,278   Term loan, maturing June 30, 2006                   1,273,880
                 JOHNSONDIVERSEY, INC.
     4,169,146   Term loan, maturing November 30, 2008               4,180,436
     8,415,000   Term loan, maturing November 30, 2009               8,465,625
                 MATTHEW WARREN, INC.
     7,079,638   Term loan, maturing May 31, 2005                    6,675,641
     2,536,876   Term loan, maturing May 31, 2006                    2,379,887
                 MOTOR COACH INDUSTRIES
    11,303,972   Term loan, maturing June 15, 2006                   9,650,766
                 MUELLER GROUP, INC.
    11,661,875   Term loan, maturing May 31, 2008                   11,646,260
                 NATIONAL WATERWORKS HOLDINGS, INC.
     5,851,000   Term loan, maturing November 22, 2009               5,913,167
                 NEENAH FOUNDRY COMPANY
    14,106,476   Term loan, maturing September 30, 2005             13,683,282
                 PANOLAM INDUSTRIES, INC.
    12,847,328   Term loan, maturing December 31, 2006              12,526,145
                 POLYPORE INCORPORATED
     2,791,281   Term loan, maturing December 31, 2006               2,798,259
    12,375,000   Term loan, maturing December 31, 2007              12,436,875
                 SPX CORPORATION
    10,853,177   Term loan, maturing September 30, 2009             10,852,504
    20,058,490   Term loan, maturing March 31, 2010                 20,057,246
                 SYNTHETIC INDUSTRIES, INC.
    13,759,133   Term loan, maturing December 30, 2007              11,351,285
                 TRIMAS CORPORATION
    11,195,913   Term loan, maturing December 31, 2009              11,217,746
                 WALTER INDUSTRIES, INC.
     8,800,000   Term loan, maturing April 17, 2010                  8,731,254
------------------------------------------------------------------------------
                                                                $  214,392,212
------------------------------------------------------------------------------

Metals & Mining -- 0.9%
------------------------------------------------------------------------------
                 BETTER MINERALS AND AGGREGATES
$    4,634,379   Term loan, maturing June 30, 2006              $    4,588,035
                 COMPASS MINERALS GROUP, INC.
       671,697   Term loan, maturing November 28, 2009                 676,315
                 HANDY & HARMAN
    16,750,985   Term loan, maturing December 31, 2006              16,332,210
                 STILLWATER MINING COMPANY
    13,425,917   Term loan, maturing June 30, 2007                  12,418,973
------------------------------------------------------------------------------
                                                                $   34,015,533
------------------------------------------------------------------------------

Miscellaneous -- 0.1%
------------------------------------------------------------------------------
                 WEIGHT WATCHERS INTERNATIONAL, INC.
$    1,484,738   Term loan, maturing December 31, 2007          $    1,494,017
       879,845   Term loan, maturing December 31, 2008                 885,344
------------------------------------------------------------------------------
                                                                $    2,379,361
------------------------------------------------------------------------------

Office Equipment & Supplies -- 0.5%
------------------------------------------------------------------------------
                 IDENTITY GROUP, INC.
$    6,335,000   Term loan, maturing April 30, 2007             $    3,325,875
                 IRON MOUNTAIN INCORPORATED
     8,626,348   Term loan, maturing February 15, 2008               8,663,320
                 XEROX CORPORATION
     7,718,819   Term loan, maturing April 30, 2005                  7,689,873
------------------------------------------------------------------------------
                                                                $   19,679,068
------------------------------------------------------------------------------

Oil & Gas -- 0.4%
------------------------------------------------------------------------------
                 CITGO PETROLEUM COMPANY
$    5,250,000   Term loan, maturing February 27, 2006          $    5,302,500
                 THE PREMCOR REFINING GROUP, INC.
     8,900,000   Term loan, maturing February 11, 2006               8,922,250
------------------------------------------------------------------------------
                                                                $   14,224,750
------------------------------------------------------------------------------

Paper & Forest Products -- 0.5%
------------------------------------------------------------------------------
                 ALABAMA RIVER & NEWSPRINT
$   11,720,549   Term loan, maturing June 30, 2003              $   11,163,823
                 BEAR ISLAND PAPER COMPANY, LLC
     7,140,533   Term loan, maturing December 31, 2005               7,033,425
------------------------------------------------------------------------------
                                                                $   18,197,248
------------------------------------------------------------------------------

Personal Products -- 1.0%
------------------------------------------------------------------------------
                 ARMKEL, LLC
$    1,426,304   Term loan, maturing March 31, 2009             $    1,435,753
                 MARY KAY COSMETICS, INC.
     9,940,686   Term loan, maturing September 30, 2007              9,992,457
                 PLAYTEX PRODUCTS, INC.
    25,267,138   Term loan, maturing May 31, 2009                   25,156,594
------------------------------------------------------------------------------
                                                                $   36,584,804
------------------------------------------------------------------------------

Publishing & Printing -- 3.9%
------------------------------------------------------------------------------
                 AMERICAN MEDIA OPERATIONS INC.
$      738,634   Term loan, maturing April 1, 2006              $      737,018
    18,168,997   Term loan, maturing April 1, 2008                  18,228,610
                 BELL ACTIMEDIA, INC.
     2,493,750   Term loan, maturing November 29, 2009               2,519,468
                 DEX MEDIA, INC.
       328,659   Term loan, maturing November 8, 2009                  333,001
                 HOLLINGER INTERNATIONAL PUBLISHING, INC.
     1,973,417   Term loan, maturing September 30, 2009              2,000,551
                 JOURNAL REGISTER COMPANY
    25,768,709   Term loan, maturing September 30, 2006             25,575,444
                 LIBERTY GROUP OPERATING, INC.
     8,606,074   Term loan, maturing April 30, 2007                  8,595,317
                 MERRILL CORPORATION
       698,483   Term loan, maturing November 15, 2006                 633,874
     9,845,189   Term loan, maturing November 15, 2007               8,934,509
                 MOORE HOLDINGS U.S.A. INC.
    12,400,000   Term loan, maturing March 15, 2010                 12,481,381
                 MORRIS COMMUNICATIONS CORPORATION
    13,000,000   Term loan, maturing September 30, 2009             13,060,944
                 R.H. DONNELLEY INC.
     3,491,250   Term loan, maturing June 30, 2010                   3,525,436
                 SUN MEDIA CORPORATION
     3,947,141   Term loan, maturing February 7, 2009                3,957,009
                 THE MCCLATCHY COMPANY
     4,585,561   Term loan, maturing September 10, 2005              4,562,634
    10,810,485   Term loan, maturing September 10, 2007             10,827,382
                 THE READER'S DIGEST ASSOCIATION, INC.
     6,947,500   Term loan, maturing May 20, 2008                    6,856,314
                 THE SHERIDAN GROUP, INC.
     6,899,285   Term loan, maturing January 30, 2005                6,692,307
                 TRANSWESTERN PUBLISHING COMPANY LLC
    11,326,121   Term loan, maturing June 27, 2008                  11,352,080
------------------------------------------------------------------------------
                                                                $  140,873,279
------------------------------------------------------------------------------

Real Estate -- 5.3%
------------------------------------------------------------------------------
                 125 WEST 55TH STREET
$   10,799,206   Term loan, maturing June 9, 2004               $   10,799,206
                 AGBRI OCTAGON
    15,157,329   Term loan, maturing May 31, 2004                   15,043,649
                 AIMCO PROPERTIES, L.P.
     2,535,364   Term loan, maturing February 28, 2004               2,538,533
                 AMERICAN SKIING COMPANY RESORT PROPERTIES, INC.
     6,480,000   Term loan, maturing June 30, 2003*                  5,896,800
                 AP-KNIGHT LP
     9,649,131   Term loan, maturing December 31, 2004               9,637,069
                 CRESCENT REAL ESTATE EQUITIES, L.P.
    21,250,000   Term loan, maturing May 31, 2005                   21,196,875
                 FAIRFIELD RESORTS, INC.
     4,546,667   Revolving loan, maturing March 21, 2006             4,523,933
    10,230,000   Term loan, maturing March 21, 2006                 10,178,850
                 ISTAR WALDEN
     1,000,000   Term loan, maturing June 30, 2003                     990,000
                 LENNAR CORPORATION
     6,854,000   Term loan, maturing May 2, 2007                     6,865,995
                 MACERICH PARTNERSHIP, L.P.
     8,601,600   Term loan, maturing July 15, 2005                   8,612,352
                 NEWKIRK MASTER, L.P.
    10,917,841   Term loan, maturing December 31, 2004              10,986,077
                 OLY HIGHTOP PARENT
    27,260,619   Term loan, maturing March 31, 2006                 27,328,771
                 SHELBOURNE PROPERTIES, L.P.
     5,186,364   Term loan, maturing February 19, 2006               5,179,881
                 THE WOODLANDS COMMERCIAL PROPERTIES CO., L.P.
     7,742,501   Term loan, maturing November 26, 2005               7,761,857
                 TRIZEC PROPERTIES, INC.
    29,000,000   Term loan, maturing May 29, 2005                   28,927,500
                 WILMORITE HOLDINGS, L.P.
    13,575,000   Term loan, maturing March 31, 2006                 13,541,063
------------------------------------------------------------------------------
                                                                $  190,008,411
------------------------------------------------------------------------------

Restaurants -- 0.6%
------------------------------------------------------------------------------
                 AFC ENTERPRISES INC.
$    3,908,781   Term loan, maturing May 23, 2009               $    3,888,424
                 BUFFETS, INC.
    12,856,659   Term loan, maturing June 30, 2009                  12,551,314
                 JACK IN THE BOX, INC.
     2,294,250   Term loan, maturing July 22, 2007                   2,305,721
                 O'CHARLEY'S INC.
     2,350,000   Term loan, maturing January 27, 2009                2,357,344
------------------------------------------------------------------------------
                                                                $   21,102,803
------------------------------------------------------------------------------

Retail - Food & Drug -- 4.1%
------------------------------------------------------------------------------
                 DOMINO'S INC.
$   23,080,612   Term loan, maturing June 30, 2008              $   23,138,314
                 DUANE READE INC.
     3,000,000   Revolving loan, maturing February 15, 2006          2,955,000
     3,438,761   Term loan, maturing February 15, 2007               3,447,356
                 FLEMING COMPANIES, INC.
     3,281,679   Revolving loan, maturing June 18, 2008              2,797,632
    11,920,645   Term loan, maturing June 18, 2009                   9,977,580
                 GIANT EAGLE, INC.
    17,616,875   Term loan, maturing August 6, 2009                 17,646,242
                 RITE AID CORPORATION
    30,750,000   Term loan, maturing April 30, 2008                 30,988,313
                 ROUNDY'S, INC.
    22,083,125   Term loan, maturing June 6, 2009                   22,121,086
                 SDM CORPORATION
    25,472,136   Term loan, maturing February 4, 2009               25,533,167
                 THE PANTRY, INC.
     7,800,000   Term loan, maturing March 31, 2007                  7,751,250
------------------------------------------------------------------------------
                                                                $  146,355,940
------------------------------------------------------------------------------

Retail - Multiline -- 0.3%
------------------------------------------------------------------------------
                 KMART CORPORATION
$   10,500,000   Term loan, maturing May 6, 2006                $   10,500,000
                 RENT-A-CENTER, INC.
     1,000,000   Term loan, maturing May 28, 2009                    1,000,000
------------------------------------------------------------------------------
                                                                $   11,500,000
------------------------------------------------------------------------------

Retail - Specialty -- 1.6%
------------------------------------------------------------------------------
                 ADVANCE STORES COMPANY, INC.
$      521,305   Term loan, maturing November 30, 2006          $      519,676
    11,512,577   Term loan, maturing November 30, 2007              11,548,554
     5,930,004   Term loan, maturing May 31, 2008                    5,946,063
                 CHARMING SHOPPES, INC.
       114,443   Revolving loan, maturing August 31, 2004              114,443
                 CSK AUTO, INC.
    11,250,000   Term loan, maturing December 21, 2004              11,290,433
                 JO-ANN STORES, INC.
     9,000,000   Term loan, maturing April 30, 2005                  8,955,000
                 MALL OF AMERICA KAY-BEE TOY, INC.
     4,210,528   Revolving loan, maturing December 7, 2005           4,189,475
                 PETCO ANIMAL SUPPLIES INC.
       911,248   Term loan, maturing October 2, 2008                   914,476
                 PETRO STOPPING CENTERS, L.P.
     4,737,289   Term loan, maturing July 31, 2006                   4,571,484
                 TRAVELCENTERS OF AMERICA, INC.
    10,487,856   Term loan, maturing November 30, 2008              10,537,023
------------------------------------------------------------------------------
                                                                $   58,586,627
------------------------------------------------------------------------------

Road & Rail -- 0.4%
------------------------------------------------------------------------------
                 KANSAS CITY SOUTHERN INDUSTRIES, INC.
$    3,441,475   Term loan, maturing June 12, 2008              $    3,449,005
                 RAILAMERICA AUSTRALIA FINANCE PTY. LTD.
     1,742,400   Term loan, maturing May 31, 2009                    1,741,964
                 RAILAMERICA CANADA CORP.
     1,452,000   Term loan, maturing May 31, 2009                    1,451,637
                 RAILAMERICA TRANSPORTATION CORP.
     7,695,600   Term loan, maturing May 31, 2009                    7,693,676
------------------------------------------------------------------------------
                                                                $   14,336,282
------------------------------------------------------------------------------

Telecommunications - Wireline -- 1.9%
------------------------------------------------------------------------------
                 ALEC HOLDINGS, INC.
$    7,655,451   Term loan, maturing November 30, 2006          $    7,623,550
     4,629,599   Term loan, maturing November 30, 2007               4,610,308
                 BROADWING INC.
     1,660,780   Revolving loan, maturing December 31, 2003          1,610,957
     3,441,114   Term loan, maturing December 31, 2004               3,433,946
    26,615,281   Term loan, maturing December 31, 2005              26,318,228
                 FAIRPOINT COMMUNICATIONS, INC.
    23,919,325   Term loan, maturing March 31, 2007                 24,009,023
------------------------------------------------------------------------------
                                                                $   67,606,012
------------------------------------------------------------------------------

Telecommunications - Wireless -- 1.3%
------------------------------------------------------------------------------
                 AMERICAN TOWER, L.P.
$    1,644,349   Term loan, maturing December 31, 2006          $    1,608,379
     3,535,610   Term loan, maturing December 31, 2007               3,510,701
                 CENTENNIAL CELLULAR CORP.
       589,212   Term loan, maturing November 30, 2006                 532,132
       900,112   Term loan, maturing November 30, 2007                 812,914
                 CRICKET COMMUNICATIONS, INC.
     3,200,000   Term loan, maturing June 30, 2007*                  1,120,000
                 NEXTEL COMMUNICATIONS, INC.
    15,044,750   Term loan, maturing March 31, 2009                 14,599,200
                 SPECTRASITE COMMUNICATIONS, INC.
     1,795,225   Term loan, maturing December 31, 2007               1,796,720
                 WESTERN WIRELESS
    14,607,500   Term loan, maturing September 30, 2007             13,548,456
     6,753,075   Term loan, maturing September 30, 2008              6,256,245
                 WINSTAR COMMUNICATIONS, INC.
     6,837,157   DIP loan, maturing June 30, 2003*                   1,709,289
------------------------------------------------------------------------------
                                                                $   45,494,036
------------------------------------------------------------------------------

Textiles & Apparel -- 0.3%
------------------------------------------------------------------------------
                 ST. JOHN KNITS INTERNATIONAL, INC.
$    4,460,818   Term loan, maturing July 31, 2007              $    4,469,182
                 WALLS INDUSTRIES, INC.
     3,547,358   Term loan, maturing February 28, 2005               2,837,887
     5,184,780   Term loan, maturing February 28, 2006               4,147,824
------------------------------------------------------------------------------
                                                                $   11,454,893
------------------------------------------------------------------------------

Theaters -- 0.7%
------------------------------------------------------------------------------
                 CINEMARK USA, INC.
$    6,500,000   Term loan, maturing March 31, 2008             $    6,530,472
                 HOLLYWOOD THEATER HOLDINGS, INC.
     8,030,033   Term loan, maturing March 31, 2006                  7,528,156
                 LOEWS CINEPLEX ENTERTAINMENT CORPORATION
     1,954,590   Term loan, maturing September 30, 2006              1,929,241
     1,500,000   Revolving loan, maturing March 31, 2007             1,485,000
     4,561,364   Term loan, maturing May 31, 2008                    4,515,750
     2,693,182   Term loan, maturing May 31, 2008                    2,666,250
------------------------------------------------------------------------------
                                                                $   24,654,869
------------------------------------------------------------------------------

Utility -- 0.7%
------------------------------------------------------------------------------
                 INTERNATIONAL TRANSMISSION COMPANY
$    4,800,000   Term loan, maturing March 18, 2009             $    4,842,000
                 ITC HOLDING CORP.
     3,200,000   Term loan, maturing March 18, 2009                  3,213,334
                 MICHIGAN ELECTRIC TRANSMISSION COMPANY, LLC
     2,233,125   Term loan, maturing June 30, 2007                   2,239,172
                 PACIFIC ENERGY GROUP, LLC
    13,700,000   Term loan, maturing July 26, 2009                  13,768,500
------------------------------------------------------------------------------
                                                                $   24,063,006
------------------------------------------------------------------------------

  Total Senior Floating Rate Interests
    (identified cost $3,294,439,935)                            $3,125,772,615
  ----------------------------------------------------------------------------

CORPORATE BONDS AND NOTES -- 0.1%

PRINCIPAL
AMOUNT
(000'S OMITTED)  SECURITY                                       VALUE
------------------------------------------------------------------------------

Auto Components -- 0.1%
------------------------------------------------------------------------------
                 KEY PLASTICS, JR. SECURED SUB. NOTES
$          628   4.009%, 4/26/07                                $      628,239
         1,691   7.009%, 4/26/07                                     1,691,135
------------------------------------------------------------------------------
                                                                $    2,319,374
------------------------------------------------------------------------------

Environmental Services -- 0.0%
------------------------------------------------------------------------------
                 PHILIPS SERVICES CORP.
$            6   6.00%, 4/15/10*                                $         --
------------------------------------------------------------------------------
                                                                $         --
------------------------------------------------------------------------------
Total Corporate Bonds and Notes
  (identified cost $2,324,170)                                  $    2,319,374
------------------------------------------------------------------------------

COMMON STOCKS, PREFERRED STOCKS AND WARRANTS -- 0.2%

SHARES/RIGHTS    SECURITY                                       VALUE
------------------------------------------------------------------------------
       505,552   Carlyle-Key Partners III, L.P.                 $      505,552
       179,459   Chart Industries Stock Warrants*                         --
        33,278   Environmental Systems Products Holdings Common Stock*    --
         6,029   Environmental Systems Products Holdings Preferred
                 (Series A)*                                         1,537,290
           124   Identity Now Holdings Common Stock*                      --
       510,222   IHDG Realty Common Stock*                                --
       510,222   Imperial Home Decor Group Holding Common Stock*          --
           126   KAC Mezzanine Holdings Co. Warrants Class A*             --
           115   KAC Mezzanine Holdings Co. Warrants Class B*             --
           217   Key Plastics LLC Preferred Stock (Series A)*          217,432
            52   Knowledge Universe Inc. Common Stock*                  52,000
           331   Leiner Health Products, Inc. Preferred Stock*            --
        32,910   MEDIQ Incorporated Preferred Stock (Series A)*           --
       150,373   Philips Services Corporation Common Stock*             33,008
        34,364   Professional Services Industries Holdings, Inc.*         --
       125,917   Rotech Healthcare, Inc. Common Stock*               2,297,985
        12,592   RoTech Medical Corp. Common Stock*                    229,804
       297,015   Safelite Glass Corporation Common Stock*            1,559,329
        20,048   Safelite Realty Corporation Common Stock*                --
            30   Teligent, Inc. Common Stock*                             --
       262,175   Thermadyne Holdings Corp. Common Stock*             2,752,838
------------------------------------------------------------------------------

Total Common Stocks, Preferred Stocks and Warrants
  (identified cost, $9,711,912)                                 $    9,185,238
------------------------------------------------------------------------------

COMMERCIAL PAPER -- 11.1%

PRINCIPAL
AMOUNT
(000'S OMITTED)  SECURITY                                       VALUE
------------------------------------------------------------------------------
                 BARTON CAPITAL CORP.
$       19,459   1.25%, 6/16/03                                 $   19,448,865
        25,000   1.25%, 6/20/03                                     24,983,507
                 ENTERPRISE FUNDING CORP.
        11,455   1.25%, 6/13/03                                     11,450,227
        50,000   1.25%, 6/19/03                                     49,968,750
                 GENERAL ELECTRIC CAPITAL CORP.
       105,846   1.35%, 6/2/03                                     105,842,031
                 KITTY HAWK FUNDING CORP.
        25,000   1.25%, 6/20/03                                     24,983,507
                 OLD LINE FUNDING CORP.
        27,538   1.245%, 6/6/03                                     27,533,238
                 PRUDENTIAL FUNDING
        31,000   1.35%, 6/2/03                                      30,998,838
                 QUINCY CAPITAL CORP.
        11,571   1.25%, 6/9/03                                      11,567,786
        31,178   1.27%, 6/17/03                                     31,160,402
        19,416   1.25%, 6/25/03                                     19,399,820
                 TRANSAMERICA FINANCE CORP.
        40,525   1.25%, 6/23/03                                     40,494,043
------------------------------------------------------------------------------
Total Commercial Paper
  (amortized cost, $397,831,014)                                $  397,831,014
------------------------------------------------------------------------------
Total Investments -- 98.5%
  (identified cost, $3,704,307,031)                             $3,535,108,241
------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                          $   52,782,440
------------------------------------------------------------------------------
Net Assets -- 100%                                              $3,587,890,681
------------------------------------------------------------------------------
  * Non-income producing security.
(1) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating rate interests will have an expected average life of approximately two to four years.
Note: At May 31, 2003, the Portfolio had unfunded commitments amounting to $89,689,554 under various credit agreements.

                      See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF MAY 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
(Expressed in United States Dollars)

As of May 31, 2003

Assets
------------------------------------------------------------------------------
Investments, at value
  (identified cost, $3,704,307,031)                             $3,535,108,241
Cash                                                                38,025,128
Receivable for investments sold                                          6,667
Interest receivable                                                 14,437,985
Prepaid expenses                                                       577,732
------------------------------------------------------------------------------
Total assets                                                    $3,588,155,753
------------------------------------------------------------------------------
Liabilities
Payable to affiliate for Trustees' fees                         $        5,527
Accrued expenses                                                       259,545
------------------------------------------------------------------------------
Total liabilities                                               $      265,072
------------------------------------------------------------------------------
Net assets applicable to investors' interest in Portfolio       $3,587,890,681
------------------------------------------------------------------------------
Sources of Net Assets
Net proceeds from capital contributions and withdrawals         $3,757,089,471
Net unrealized depreciation (computed on the basis of
 identified cost)                                                 (169,198,790)
------------------------------------------------------------------------------
Total                                                           $3,587,890,681
------------------------------------------------------------------------------

                      See notes to financial statements

STATEMENT OF OPERATIONS
                                                    Six Months Ended
Investment Income                                   May 31, 2003
------------------------------------------------------------------------------
Interest                                                        $   92,292,995
------------------------------------------------------------------------------
Total investment income                                         $   92,292,995
------------------------------------------------------------------------------
Expenses
Investment adviser fee                                          $    8,416,732
Trustees' fees and expenses                                             16,076
Custodian fee                                                          486,447
Legal and accounting services                                          417,140
Interest expense                                                       223,703
Miscellaneous                                                          152,590
------------------------------------------------------------------------------
Total expenses                                                  $    9,712,688
------------------------------------------------------------------------------
Net investment income                                           $   82,580,307
------------------------------------------------------------------------------
Realized and Unrealized
Gain (Loss)
Net realized gain (loss) --
  Investment transactions (identified cost basis)               $  (99,148,873)
------------------------------------------------------------------------------
Net realized loss                                               $  (99,148,873)
------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                           $  166,693,463
------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)                                                  $  166,693,463
------------------------------------------------------------------------------
Net realized and unrealized gain                                $   67,544,590
------------------------------------------------------------------------------
Net increase in net assets from operations                      $  150,124,897
------------------------------------------------------------------------------

                      See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF MAY 31, 2003

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
(Expressed in United States Dollars)

INCREASE (DECREASE)                                     SIX MONTHS ENDED    PERIOD ENDED             YEAR ENDED
IN NET ASSETS                                           MAY 31, 2003        NOVEMBER 30, 2002(1)     DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                  $    82,580,307    $   220,464,152          $   492,628,551
  Net realized loss                                          (99,148,873)      (168,749,487)            (249,556,701)
  Net change in unrealized appreciation (depreciation)       166,693,463           (938,985)               1,083,118
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations               $   150,124,897    $    50,775,680          $   244,154,968
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                                          $    43,548,083    $   159,219,324          $   538,735,738
  Withdrawals                                               (690,712,507)    (1,855,138,450)          (3,074,603,727)
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions     $  (647,164,424)   $(1,695,919,126)         $(2,535,867,989)
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets                               $  (497,039,527)   $(1,645,143,446)         $(2,291,713,021)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------
  At beginning of period                                 $ 4,084,930,208    $ 5,730,073,654          $ 8,021,786,675
----------------------------------------------------------------------------------------------------------------------
  At end of period                                       $ 3,587,890,681    $ 4,084,930,208          $ 5,730,073,654
----------------------------------------------------------------------------------------------------------------------
  (1)  For the eleven months ended November 30, 2002.

                      See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CASH FLOWS
(Expressed in United States Dollars)
                                                            SIX MONTHS ENDED
INCREASE (DECREASE) IN CASH                                 MAY 31, 2003
----------------------------------------------------------------------------
Cash flows from (used for) operating activities --
  Purchase of loan interests                                $  (698,259,457)
  Proceeds from sales and principal repayments                1,265,940,899
  Interest received                                              93,444,325
  Facility fees received                                            831,042
  Interest paid                                                    (241,858)
  Increase in prepaid expenses                                      (19,347)
  Operating expenses paid                                        (9,460,507)
  Net decrease in short-term investments                         23,122,684
----------------------------------------------------------------------------
Net cash from operating activities                          $   675,357,781
----------------------------------------------------------------------------
Cash flows from (used for) financing activities --
  Proceeds from capital contributions                       $    43,548,083
  Payments for capital withdrawals                             (690,712,507)
----------------------------------------------------------------------------
Net cash used for financing activities                      $  (647,164,424)
----------------------------------------------------------------------------
Net increase in cash                                        $    28,193,357
----------------------------------------------------------------------------
Cash at beginning of period                                 $     9,831,771
----------------------------------------------------------------------------
Cash at end of period                                       $    38,025,128
----------------------------------------------------------------------------
Reconciliation of Net Increase in Net Assets
From Operations to Net Cash From
Operating Activities
----------------------------------------------------------------------------
Net increase in net assets from operations                  $   150,124,897
Decrease in receivable for investments sold                         573,024
Decrease in interest receivable                                   4,142,532
Increase in prepaid expenses                                        (19,347)
Decrease in payable to affiliate                                       (506)
Increase in accrued expenses                                         10,829
Net decrease in investments                                     520,526,352
----------------------------------------------------------------------------
Net cash from operating activities                          $   675,357,781
----------------------------------------------------------------------------

                      See notes to financial statements

SENIOR DEBT PORTFOLIO AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA
(EXPRESSED IN UNITED STATES DOLLARS)

                            SIX MONTHS
                               ENDED        PERIOD ENDED
                              MAY 31,       NOVEMBER 30,                           YEAR ENDED DECEMBER 31,
                          ---------------   -------------  --------------------------------------------------------------------
                               2003            2002(1)         2001           2000           1999           1998           1997
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
  Expenses                     0.50%(2)         0.47%(2)       0.47%          0.44%          0.56%          0.93%          0.94%
  Interest expense             0.01%(2)         0.01%(2)       0.01%          0.01%          0.01%          0.01%          0.02%
  Net investment income        4.31%(2)         4.77%(2)       7.04%          8.62%          7.32%          7.12%          7.12%
Portfolio turnover               21%              42%            33%            47%            64%            56%            81%
--------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                4.01%            0.85%          3.35%            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year
  (000's omitted)        $3,587,891       $4,084,930     $5,730,074     $8,021,787     $9,386,851     $6,430,334     $4,035,072
--------------------------------------------------------------------------------------------------------------------------------

(1) For the eleven-month period ended November 30, 2002.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

SENIOR DEBT PORTFOLIO AS OF MAY 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
------------------------------------------------------------------------------
  Senior Debt Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At May 31, 2003, the Eaton Vance Prime Rate Reserves, Eaton Vance Advisers Senior Floating-Rate Fund, EV Classic Senior Floating-Rate Fund, Eaton Vance Medallion Senior Floating-Rate Fund, and Eaton Vance Institutional Senior Floating-Rate Fund held approximate 55.0%, 1.3%, 40.7%, 2.2% and 0.8% interests in the Portfolio, respectively. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- The Portfolio's investments are primarily in interests in senior floating-rate loans (Senior Loans). Certain senior loans are deemed to be liquid if reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Portfolio's investment adviser, Boston Management and Research (BMR), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Non-Loan Portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in 60 days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more than 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

  B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required. Facility fees received are recognized as income over the expected term of the loan.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Interest Rate Swaps -- The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

  E Other -- Investment transactions are accounted for on a trade date basis.

  F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Advisory Fee and Other Transactions with Affiliates
------------------------------------------------------------------------------
  The investment advisory fee is paid to BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at a monthly rate of 19/240 of 1% (0.95% annually) of the Portfolio's average daily gross assets up to and including $1 billion and at reduced rates as daily gross assets exceed that level. Effective May 1, 1999, the Trustees of the Portfolio voted to accept a waiver of BMR's compensation so that the aggregate advisory fees paid by the Portfolio under the advisory agreement during any fiscal year will not exceed, on an annual basis, 0.50% of average daily gross assets of the Portfolio up to and including $1 billion and at reduced rates as daily gross assets exceed that level. For the six months ended May 31, 2003, the effective annual rate, based on average daily gross assets, was 0.44% and amounted to $8,416,732. Except as to Trustees of the Portfolio who are not members of BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

  Certain officers and Trustees of the Portfolio are officers of BMR. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2003, no significant amounts have been deferred.

3 Investments
------------------------------------------------------------------------------
  The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended May 31, 2003 aggregated $698,259,457 and $1,265,367,083, respectively.

4 Short-Term Debt and Credit Agreements
------------------------------------------------------------------------------
  The Portfolio participates with other portfolios managed by BMR in a $500 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank's base rate or at an amount above LIBOR. Interest expense includes a commitment fee of $223,703 for the six months ended May 31, 2003, which is computed at the annual rate of 0.10% of the credit agreement. There were no significant borrowings under this agreement during the six months ended May 31, 2003. As of May 31, 2003, the Portfolio had no borrowings outstanding.

5 Financial Instruments
------------------------------------------------------------------------------
  The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At May 31, 2003, there were no outstanding obligations under these financial instruments.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in the value of the investments owned at May 31, 2003, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                             $3,704,307,031
  -------------------------------------------------------------------------
  Gross unrealized appreciation                              $    7,811,070
  Gross unrealized depreciation                                (177,009,860)
  -------------------------------------------------------------------------
  Net unrealized depreciation                                $ (169,198,790)
  -------------------------------------------------------------------------

7 Fiscal Year End Change
------------------------------------------------------------------------------
  Effective October 21, 2002, the Portfolio changed its fiscal year end to November 30.

SENIOR DEBT PORTFOLIO AS OF MAY 31, 2003

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors
of Senior Debt Portfolio:
------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Senior Debt Portfolio (the Portfolio) as of May 31, 2003, the related statements of operations and cash flows for the six month period then ended, the statements of changes in net assets for the six month period ended May 31, 2003, the period from January 1, 2002 to November 30, 2002, and the year ended December 31, 2001, and the supplementary data for the six month period ended May 31, 2003, the period from January 1, 2002 to November 30, 2002, and each of the years in the five year period ended December 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and Senior Loans owned at May 31, 2003 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of May 31, 2003, and the results of its operations, its cash flows, the changes in its net assets and its supplemental data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

               DELOITTE & TOUCHE LLP
               Boston, Massachusetts
               July 11, 2003

Senior Debt Portfolio

Officers

SCOTT H. PAGE
President and
Co-Portfolio Manager

PAYSON F. SWAFFIELD
Vice President and
Co-Portfolio Manager


BARBARA E. CAMPBELL
Treasurer


ALAN R. DYNNER
Secretary

Trustees

JESSICA M. BIBLIOWICZ

JAMES B. HAWKES

SAMUEL L. HAYES, III

WILLIAM H. PARK

RONALD A. PEARLMAN

NORTON H. REAMER

LYNN A. STOUT

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio


By:  /s/ SCOTT H. PAGE
         --------------------------
         Scott H. Page
         President


Date:    July 15, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ BARBARA E. CAMPBELL
         --------------------------
         Barbara E. Campbell
         Treasurer


Date:    July 15, 2003


By:  /s/ SCOTT H. PAGE
         --------------------------
         Scott H. Page
         President


Date:    July 15, 2003